N-2	Dec. 13, 2024
Cover [Abstract]
Entity Central Index Key	0002003497
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Jackson Real Assets Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

In the section, “Principal Risks,” please add the following after the last paragraph:

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation may reduce the intrinsic value of an investment in the Fund.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation may reduce the intrinsic value of an investment in the Fund.